Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000206473 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000206473 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000206473 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000206473 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000206473 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000206473 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000206473 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000206473 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000206473 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000206473 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000206473 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206473 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206473 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206473 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206473 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206473 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206473 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206473 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206473 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206473 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186831 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000186831 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000186831 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000186831 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000186831 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000186831 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000186831 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000186831 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000186831 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000186831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000186831 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186831 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186831 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000186831 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186831 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186831 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186831 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186831 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186831 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186831 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206474 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000206474 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000206474 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000206474 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000206474 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000206474 [Member] | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000206474 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000206474 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000206474 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000206474 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000206474 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000206474 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206474 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206474 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206474 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206474 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206474 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206474 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206474 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206474 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206474 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186832 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000186832 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000186832 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000186832 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000186832 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000186832 [Member] | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000186832 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000186832 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000186832 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000186832 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000186832 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000186832 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000186832 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000186832 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186832 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186832 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186832 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186832 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186832 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186832 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000186832 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excludes short-term securities, short investments and options, if any.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities, short investments and options, if any.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities, short investments and options, if any.
[6]	Excludes short-term securities, short investments and options, if any.